LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Maturities Of Long-Term Debt) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Long-term Debt, Excluding Current Maturities [Abstract]
First year	$ 423
Second year	116
Total long-term debt	$ 539